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                           SCHULTE ROTH & ZABEL LLP
                               900 THIRD AVENUE
                           NEW YORK, NEW YORK  10022

                                (212) 756-2000
                               Facsimile Number:
                                (212) 593-5955
                            Writers Direct Number:
                                (212) 756-2279


                                              May 18, 2000

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re: LEVCO Series Trust -- (1933 Act File No. 333-19297; 1940 Act File No. 811-08007) Filing Pursuant to Rule 497(j) Under the 1933 Act

Ladies and Gentlemen:

       On behalf of LEVCO Series Trust (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, I am informing you that the forms of prospectuses and Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 would not have differed from the Fund's Class A and Class B Prospectuses and Statement of Additional Information which had been electronically filed with your office on May 1, 2000, as post-effective amendment number 4 to its registration statement.

       Please call the undersigned at (212) 756-2279 with any questions or comments.

                                   Sincerely yours,


                                   /s/ Peter W. Gold
                                   -----------------
                                   Peter W. Gold